Summary of Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Senior PIK toggle notes
Financial Instruments
Estimated fair value of the senior subordinate notes		$ 461.9
Carrying value of the senior subordinate notes		450.0
Senior subordinated unsecured notes purchased by EVHC subsidiary
Financial Instruments
Estimated fair value of the senior subordinate notes	1,029.1	1,047.2
Carrying value of the senior subordinate notes	950.0	950.0
Senior subordinated unsecured notes purchased by EVHC subsidiary | EMCA Insurance Company, Ltd.
Financial Instruments
Carrying value of the senior subordinate notes	$ 15.0	$ 15.0